Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Profit before taxation	$ 22,414	$ 18,353	$ 16,048
Adjustments for:
Depreciation and amortisation expense	6,201	5,540	5,295
Impairments of property, plant and equipment, financial assets and intangibles net of reversals	2,406	108	3,890
Net finance costs	1,455	1,111	1,489
(Profit)/loss from equity accounted investments, related impairments and expenses	(574)	(153)	2,656
Other	666	831	(243)
Changes in assets and liabilities:
Trade and other receivables	(841)	776	(290)
Inventories	(1,465)	64	(530)
Trade and other payables	880	(116)	(27)
Provisions and other assets and liabilities	(231)	(249)	(469)
Cash generated from operations	30,911	26,265	27,819
Dividends received	895	375	397
Interest received	536	608	724
Interest paid	(1,586)	(1,478)	(1,680)
Proceeds from cash management related instruments	96	195	361
Net income tax and royalty-related taxation refunded	467	448	547
Net income tax and royalty-related taxation paid	(9,541)	(7,721)	(7,503)
Net operating cash flows	21,778	18,692	20,665
Investing activities
Purchases of property, plant and equipment	(9,849)	(9,398)	(8,816)
Exploration and evaluation expenditure	(408)	(396)	(457)
Exploration and evaluation expenditure expensed and included in operating cash flows	347	346	399
Net investment and funding of equity accounted investments	(2,380)	(3,984)	(701)
Proceeds from sale of assets	162	127	149
Proceeds from sale of subsidiaries, operations and joint operations, net of their cash	685	535	1,072
Other investing	(568)	(580)	(408)
Net investing cash flows	(12,011)	(13,350)	(8,762)
Financing activities
Proceeds from interest bearing liabilities	3,957	4,129	5,091
Settlements of debt related instruments	(22)	(147)	(321)
Repayment of interest bearing liabilities	(2,363)	(1,675)	(7,327)
Proceeds from streaming arrangement liability	4,300	0	0
Settlements of streaming arrangement liability	(41)	0	0
Distributions to non-controlling interests	0	(2)	(13)
Dividends paid	(6,756)	(6,403)	(7,675)
Dividends paid to non-controlling interests	(2,355)	(1,873)	(1,424)
Net financing cash flows	(3,280)	(5,971)	(11,669)
Net increase/(decrease) in cash and cash equivalents	6,487	(629)	234
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	11,893	12,498	12,423
Foreign currency exchange rate changes on cash and cash equivalents	152	24	(159)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 18,532	$ 11,893	$ 12,498